CONSOLIDATED BALANCE SHEETS	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 23,712,359	$ 17,453,360
Accounts receivable, net	50,246	83,980
Prepayments	2,903,533	1,784,537
Other receivables	186,325	5,713,192
Total current assets	26,852,463	25,035,069
Non-current assets
Long-term investment	306,498
Property and equipment, net	12,462,098	13,725,957
Intangible assets, net	17,144,418	20,416,461
Goodwill	4,581,112
Long-term prepayments and other non-current assets	0	28,406
Total non-current assets	34,494,126	34,170,824
TOTAL ASSETS	61,346,589	59,205,893
Current liabilities
Accounts payable	122,119	113,707
Taxes payable	292,532	448,485
Amounts due to a related party	5,764	257,037
Accrued expenses	920,665	1,051,929
Deferred tax liabilities	43,234
Deferred revenue-current	9,270,561	11,456,667
Total current liabilities	10,654,875	13,327,825
Non-current liabilities
Deferred revenue-noncurrent	0	312,896
Total non-current liabilities	0	312,896
TOTAL LIABILITIES	10,654,875	13,640,721
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of September 30, 2021 and March 31, 2021, respectively	2,980	2,400
Additional paid-in capital	18,055,407	13,415,987
Statutory reserve	746,323	745,590
Accumulated profits	30,375,080	30,419,177
Accumulated other comprehensive income	1,511,924	982,018
TOTAL SHAREHOLDERS' EQUITY	50,691,714	45,565,172
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,346,589	$ 59,205,893